ACQUISITIONS AND DIVESTITURES (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Jul. 03, 2013
Monster Beverage Corporation [Member]
Divestitures
Total assets				$ 43
Coca-Cola Beverage Africa [Member]
Divestitures
Total assets			$ 398	333
Total liabilities			86	36
Others [Member]
Divestitures
Total assets			19	80
North America Territory [Member]
Divestitures
Total assets			589	223
Total liabilities			123	22
Total Bottling Operations Held for Sale
Divestitures
Cash, cash equivalents and short-term investments			143	30
Trade Accounts Receivable, less allowances			485	100
Inventories			276	54
Prepaid expenses and other assets			83	7
Equity Method Investments			92	141
Other Assets			25	3
Property, plant and equipment - net			2,021	303
Bottlers' franchise rights with indefinite lives			1,020	410
Trademarks			0	43
Goodwill			333	46
Other Intangible Assets, Held for Sale			115	36
Allowance for reduction of assets, held for sale			(693)	(494)
Total assets			3,900	679
Accounts payable and accrued expenses			712	48
Current maturities of long term debt			12	0
Accrued income taxes			4	0
Long-term debt			74	0
Other liabilities			79	6
Deferred income taxes			252	4
Total liabilities			$ 1,133	$ 58
Brazilian Bottling Operations
Divestitures
Deconsolidation, Gain (Loss), Amount		$ 615
Equity Method Investment, Ownership Percentage			34.00%		44.00%
Philippines Bottling Operations
Divestitures
Equity Method Investment, Ownership Percentage			49.00%
Coca-Cola European Partners [Member]
Divestitures
Total assets			$ 2,894
Total liabilities			$ 924
Corporate
Divestitures
Deconsolidation, Gain (Loss), Amount	$ 615	$ 615